Offerings - Offering: 1	Jan. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	42,401,643
Proposed Maximum Offering Price per Unit	2.14
Maximum Aggregate Offering Price	$ 90,739,516.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,531.13
Offering Note	Represents shares of Common Stock, par value $0.0001 per share (“Common Stock”), of Nuvve Holding Corp. (the “Company”), which consists of (i) 7,995,048 shares of Common Stock issuable upon the conversion of 6,000 shares of Series A Convertible Preferred Stock, par value $0.0001 per share, (ii) 5,069,712 shares of Common Stock issuable upon the exercise of warrants, (iii) 55,532 shares of Common Stock issuable upon the exercise of pre-funded warrants, (iv) up to 25,000,000 shares of Common Stock, (v) up to 1,290,898 shares of Common Stock issuable upon the conversion of convertible notes, and (vi) up to 2,990,453 shares of Common Stock issuable upon the exercise of additional investment right warrants, offered for resale by the selling stockholders pursuant to the prospectus contained in this Registration Statement on Form S-1. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of common stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.

The Proposed Maximum Offering Price Per Unit per share in the table above is estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the Common Stock as reported on the Nasdaq Capital Market on January 6, 2026 (such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission).